Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income	Equity attributable to Jiuzi	Non-Controlling interest	Total
Balance at Oct. 31, 2019	$ 15,000	$ 299,893	$ 426,414	$ 3,659,892	$ (206,729)	$ 4,194,470	$ 460,627	$ 4,655,097
Balance (in Shares) at Oct. 31, 2019	15,000,000
Contribution in capital		9,046				9,046	(7,795)	1,251
Net income (loss)				3,450,927		3,450,927	(27,385)	3,423,542
Appropriations to statutory reserves			264,210	(264,210)
Foreign currency translation adjustment					146,303	146,303	(11,017)	135,286
Balance at Oct. 31, 2020	$ 15,000	308,939	690,624	6,846,609	(60,426)	7,800,746	414,430	8,215,176
Balance (in Shares) at Oct. 31, 2020	15,000,000
Contribution in capital		38,915				38,915	(119,053)	(80,138)
Shared issued for cash	$ 6,427	12,802,813				12,809,240		12,809,240
Shared issued for cash (in Shares)	6,426,844
Net income (loss)			200,815	612,930		813,745	(35,708)	778,037
Foreign currency translation adjustment					602,041	602,041	5,016	607,057
Balance at Oct. 31, 2021	$ 21,427	13,150,667	891,439	7,459,539	541,615	22,064,687	264,685	22,329,372
Balance (in Shares) at Oct. 31, 2021	21,426,844
Contribution in capital							(115,742)	(115,742)
Shared issued for compensation	$ 200	59,800				60,000		60,000
Shared issued for compensation (in Shares)	200,000
Shared issued for debt conversion	$ 2,918	2,233,766				2,236,684		2,236,684
Shared issued for debt conversion (in Shares)	2,918,489
Net income (loss)				(16,801,650)		(16,801,650)	(30,451)	(16,832,101)
Appropriations to statutory reserves
Foreign currency translation adjustment					(1,615,914)	(1,615,914)	18,921	(1,596,993)
Balance at Oct. 31, 2022	$ 24,545	$ 15,444,233	$ 891,439	$ (9,342,111)	$ (1,074,299)	$ 5,943,807	$ 137,413	$ 6,081,220
Balance (in Shares) at Oct. 31, 2022	24,545,333